Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of revenue
Total revenue	$ 16,506,426	$ 19,579,708	$ 45,364,632	$ 39,468,441	$ 202,437,316	$ 75,516,562
Deferred revenue	7,689,479		7,689,479		3,920,648	633,635
Digital Media Revenue
Disaggregation of revenue
Total revenue	491,007	144,082	1,083,284	297,105	4,500,536	693,381
Physical Media Revenue
Disaggregation of revenue
Total revenue	745,181	3,808,032	2,612,373	7,186,561	18,020,076	23,609,414
Pay it Forward revenue
Disaggregation of revenue
Total revenue	$ 1,200,298	9,291,021	$ 4,788,232	23,091,896	35,287,182	33,980,046
Pay it Forward revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of revenue
Amount expected to be recognized as revenue	12 months		12 months
Pay-it-forward revenue related to theatrical releases
Disaggregation of revenue
Total revenue	$ 0	0	$ 0	0	3,430,855	0
Deferred revenue	782,125		782,125		$ 850,225	0
Pay-it-forward revenue related to theatrical releases | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of revenue
Amount expected to be recognized as revenue					12 months
Angel Guild Revenue
Disaggregation of revenue
Total revenue	7,576,999	47,978	12,239,312	47,978	$ 2,940,290	0
Deferred revenue	$ 6,257,345		$ 6,257,345		2,382,251
Angel Guild Revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-04-01
Disaggregation of revenue
Amount expected to be recognized as revenue	12 months		12 months
Theatrical Release Revenue
Disaggregation of revenue
Total revenue	$ 4,492,280	4,596,313	$ 12,876,923	5,504,967	106,838,828	4,720,674
Content Licensing
Disaggregation of revenue
Total revenue	1,495,733	1,552,075	10,968,469	3,097,219	34,187,217	11,230,655
Deferred revenue	0		$ 0		$ 71,658	364,896
Term of agreements			3 years		3 years
Content Licensing | Maximum
Disaggregation of revenue
Term of agreements			10 years		10 years
Other revenues
Disaggregation of revenue
Total revenue	$ 504,928	$ 140,207	$ 796,039	$ 242,715	$ 663,187	$ 1,282,392